Acquisitions / Business Combinations (Tables)	12 Months Ended
Dec. 26, 2020
Business Combinations [Abstract]
Schedule of Outstanding Deferred Cash and Equity Related to Acquisitions
As of December 26, 2020, our outstanding deferred cash and equity, as it relates to all acquisitions, including acquisitions related to our discontinued operations, are as follows:

	Year Ended
(in millions)	December 29, 2018	December 28, 2019	December 26, 2020
Beginning outstanding deferred cash and equity balance	$—	$13	$20
Accruals	39	35	12
Restricted Class A Unit Vesting	(9)	(12)	(3)
Cash payment	(17)	(16)	(16)

Ending outstanding deferred cash and equity balance	$13	$20	$13

As of December 26, 2020, we have unrecognized expense relating to deferred cash of $7 million to be recognized over a weighted average period of less than one year. Deferred cash is recorded within Accrued compensation and benefits and Other long-term liabilities on the consolidated balance sheets for amounts due in the next 12 months and amounts due after 12 months, respectively. Deferred equity is recorded within Members’ equity (deficit) on the consolidated balance sheets.